Financial Instruments - Schedule of Fair Value of the Company’s Financial Instruments and Non-financial Derivatives (Details) - Financial instruments, class [member] - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Amortized costs
Cash and cash equivalents	[1]	$ 3,296,554	$ 2,064,079
Trade and other receivables	[1]	11,631,118	10,454,301
Fair value through profit or loss
Cash and cash equivalents	[2]	2,093,374	463,594
Short-term investments	[2]		306,034
Total financial assets		17,021,046	13,288,008
Financial Liabilities
Trade and other payables	[1]	12,662,290	9,340,571
Financial debts	[1]	14,259,391	2,645,289
Lease liabilities	[1]	421,887
Fair value through profit or loss
Warrant liabilities	[2]	555,500	887,689
Total financial liabilities		27,899,068	12,873,549
Net financial (liability) / asset		$ (10,878,022)	$ 414,459

[1]	Cash, short-term investments, trade and other receivables, prepayments, trade and other payables, financial debts and lease liabilities are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.
[2]	Fair value of cash equivalent, short-term investment and warrants has been determined using the quoted market price at the year end (level 1).